Average Annual Total Returns (International Equity Index Trust B)	12 Months Ended
May 01, 2011
MSCI AC World Ex. US Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	11.60%
Five Year	5.29%
Ten Year	5.97%
Series NAV, International Equity Index Trust B
Average Annual Return:
One Year	11.44%
Five Year	4.89%
Ten Year	5.50%
Date of Inception	Mar. 24, 2004